Convertible Preferred Stock (Details Narrative) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023	Feb. 27, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized	9,076,734	9,076,724	9,076,724
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	9,076,734	9,076,724		5,441
Convertible Preferred Stock [Member] | Series Seed Preferredstock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				9,076,724	9,038,725
Convertible Preferred Stock [Member] | Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				9,076,734
Series Seed 4 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,950,000	2,950,000
Preferred stock liquidation preference, per share		$ 1.0553	$ 1.0553
Series Seed 3 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,700,000	2,700,000
Preferred stock liquidation preference, per share		$ 0.9379	0.9379
Series Seed 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,402,568	1,402,568
Preferred stock liquidation preference, per share		$ 0.6704	0.6704
Series Seed 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,018,725	2,018,725
Preferred stock liquidation preference, per share		$ 0.6704	$ 0.6704